UNITED STATES

            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549


                                                    FORM 13F


Form 13F Cover Page


Report For The Calendar Year of Quarter Ended:  06/30/04



Institutional Investment Manager Filing This Report:



Name:  Optimum Growth Advisors,  LLC
                                          ------------------------------

Address:  112 Washington Street

       ------------------------------

          Marblehead, MA  01945

       ------------------------------


          505 Park Avenue

       ------------------------------

          20th Floor

       ------------------------------

          New York, NY  10022

       ------------------------------



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.



Person Signing on Behalf of Reporting Manager:



Name:  Diane Englert Christian

      --------------------------

Title:     Managing Partner

      --------------------------

Phone:     781.631.9228

      --------------------------


Signature, Place and Date of Signing:


Diane Englert Christian    Marblehead, MA  07/09/04

-----------------------    -------------- ---------


REPORT TYPE:

[X]  13F HOLDINGS REPORT



               FORM 13F SUMMARY PAGE



REPORT SUMMARY:


Number of Other Included Managers:   0
                                                                  -------


Form 13F Information Table Entry Total:   48

                                        -------


Form 13F Information Table Value Total:  $122,602
                                                              --------
 (thousands)


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              604059105    30242   335980 SH       SOLE                   335980
ADOBE SYSTEMS                  COM              00724F101     2356    50676 SH       SOLE                    50676
AMERICAN EXPRESS CO COM        COM              025816109     2533    49301 SH       SOLE                    49301
AMERICAN INTL GROUP COM        COM              026874107     2779    38982 SH       SOLE                    38982
AMGEN INC COM                  COM              031162100     2267    41540 SH       SOLE                    41540
APPLE COMPUTER                 COM              037833100     1451    44585 SH       SOLE                    44585
ATS MED INC COM                COM              002083103      188    50000 SH       SOLE                    50000
AUTODESK INC                   COM                            1752    40925 SH       SOLE                    40925
CBL & ASSOC PPTYS INC          COM              124830100      253     4600 SH       SOLE                     4600
CISCO SYS INC COM              COM              17275R102     8238   347603 SH       SOLE                   347603
CITIGROUP INC COM              COM              172967101     3950    84946 SH       SOLE                    84946
COCA COLA CO COM               COM              191216100      439     8700 SH       SOLE                     8700
DELL COMPUTER CORP COM         COM              247025109     1849    51625 SH       SOLE                    51625
DIEBOLD, INC.                  COM              253651103      248     4698 SH       SOLE                     4698
DNA PRINT GENOMICS INC         COM              23324q103        1    30000 SH       SOLE                    30000
EBAY INC COM                   COM              278642103     2227    24215 SH       SOLE                    24215
EXXON MOBIL CORP.              COM              30231G102      655    14760 SH       SOLE                    14760
FEDERAL NATL MTG ASSN COM      COM              313586109     1749    24510 SH       SOLE                    24510
FUEL CELL ENERGY INC.          COM              35952H106      811    69425 SH       SOLE                    69425
GENENTECH INC                  COM              368710406     1996    35515 SH       SOLE                    35515
GENERAL ELEC CO COM            COM              369604103     3436   106056 SH       SOLE                   106056
HOME DEPOT INC COM             COM              437076102     1161    32981 SH       SOLE                    32981
IMATION CORP COM               COM              45245A107      215     5047 SH       SOLE                     5047
INTEL CORP COM                 COM              458140100     4944   179145 SH       SOLE                   179145
INTERACTIVE CORP               COM                            1462    48495 SH       SOLE                    48495
INVITROGEN CORP COM            COM              46185R100     1905    26460 SH       SOLE                    26460
J P MORGAN CHASE & CO.         COM              46625H100      209     5380 SH       SOLE                     5380
JOHNSON & JOHNSON COM          COM              478160104     3013    54092 SH       SOLE                    54092
JUNIPER NETWORKS INC.          COM              48203r104     1863    75825 SH       SOLE                    75825
KEYCORP NEW COM                COM              493267108      359    12000 SH       SOLE                    12000
MEDIABAY INC                   COM                               6    14000 SH       SOLE                    14000
MEDTRONIC INC COM              COM              585055106     3014    61859 SH       SOLE                    61859
MICROSOFT CORP COM             COM              594918104     7031   246174 SH       SOLE                   246174
NETWORK APPLIANCE              COM              64120L104      890    41320 SH       SOLE                    41320
OPENWAVE COMMUNICATIONS        COM              683718100     1190    93703 SH       SOLE                    93703
PFIZER INC COM                 COM              717081103     2963    86431 SH       SOLE                    86431
PNC BANK CORP.                 COM              693475105      531    10000 SH       SOLE                    10000
PROCTER & GAMBLE CO COM        COM              742718109      809    14852 SH       SOLE                    14852
QUALCOMM INC COM               COM              747525103     2911    39891 SH       SOLE                    39891
RESEARCH IN MOTION LTD         COM                            2874    41980 SH       SOLE                    41980
SLM                            COM              90390U102     1395    34479 SH       SOLE                    34479
ST JUDE MED INC COM            COM              790849103     1964    25961 SH       SOLE                    25961
SYMANTEC CORP COM              COM              871503108     2267    51790 SH       SOLE                    51790
TARGET CORP.                   COM              87612E106     1051    24750 SH       SOLE                    24750
TEXAS INSTRUMENTS              COM              882508104     1866    77176 SH       SOLE                    77176
VERIZON COMMUNICAITONS         COM              92343v104     2025    55944 SH       SOLE                    55944
WAL MART STORES INC COM        COM              931142103     2960    56096 SH       SOLE                    56096
ZIMMER HLDGS INC COM           COM              98956P102     2306    26150 SH       SOLE                    26150